Right of use assets, net and lease liability (Tables)	12 Months Ended
Dec. 31, 2023
Right of use assets, net and lease liability
Summary of the right-of-use assets and the lease liability

Cost	Buildings		Other		Total
Balance as of January 1, 2021	Ps.	232,790	Ps.	23,277	Ps.	256,067
Remediations		41,771		24,754		66,525
Decreases		(29,653)		(6,196)		(35,849)
Balance as of December 31, 2021	Ps.	244,908	Ps.	41,835	Ps.	286,743
Remediations		8,687		6,199		14,886
Decreases		—		(6,990)		(6,990)
Balance as of December 31, 2022	Ps.	253,595	Ps.	41,044	Ps.	294,639
Remediations		17,994		8,316		26,310
Decreases		(3,251)		(1,330)		(4,581)
Balance as of December 31, 2023	Ps.	268,338	Ps.	48,030	Ps.	316,368
Depreciation
Balance as of January 1, 2021	Ps.	(62,266)	Ps.	(15,554)	Ps.	(77,820)
Depreciation of the year		(32,339)		(8,936)		(41,275)
Decreases		27,555		1,928		29,483
Balance as of December 31,2021	Ps.	(67,050)	Ps.	(22,562)	Ps.	(89,612)
Depreciation of the year		(34,060)		(9,987)		(44,047)
Decreases		—		4,024		4,024
Balance as of December 31,2022	Ps.	(101,110)	Ps.	(28,525)	Ps.	(129,635)
Depreciation of the year		(33,447)		(7,654)		(41,101)
Decreases		2,471		1,339		3,810
Balance as of December 31,2023	Ps.	(132,086)	Ps.	(34,840)	Ps.	(166,926)

Schedule of payments recognized as cost and expense

	2023		2022		2021
Depreciation expense of right of use assets	Ps.	41,597	Ps.	43,189	Ps.	41,275
Interest expense on lease liabilities		28,847		25,592		24,402

Schedule of operating lease commitments as lessee

	2023		2022		2021
Maturity analysis:
Less than one year	Ps.	43,535	Ps.	33,446	Ps.	41,107
Greater than 1 year and less than 3 years		43,751		97,177		83,359
Greater than 3 years		105,893		77,582		47,666
Total	Ps.	193,179	Ps.	208,205	Ps.	172,132

Schedule of operating lease commitments as lessor

	Year ended December 31,
	2023		2022		2021
Duration:
Less than 1 year	Ps.	668,636	Ps.	383,779	Ps.	428,592
Greater than 1 year and less than 5 years		738,435		407,156		477,409
Greater than 5 years		369,289		111,757		120,726
Total	Ps.	1,776,360	Ps.	902,692	Ps.	1,026,727